Income taxes -Deferred tax assets and liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Deferred income tax assets and liabilities
Deferred tax asset (liability)	$ 5,376	$ 4,919	$ 5,643
Tax losses carryforward
Deferred income tax assets and liabilities
Deferred tax asset (liability)	4,882	4,471
Employee post retirement obligations
Deferred income tax assets and liabilities
Deferred tax asset (liability)	674	684
Provision for litigation
Deferred income tax assets and liabilities
Deferred tax asset (liability)	409	457
Timing differences arising on assets
Deferred income tax assets and liabilities
Deferred tax asset (liability)	1,253	1,268
Fair value of financial instruments
Deferred income tax assets and liabilities
Deferred tax asset (liability)	538	549
Allocated goodwill
Deferred income tax assets and liabilities
Deferred tax asset (liability)	(2,328)	(2,433)
Others
Deferred income tax assets and liabilities
Deferred tax asset (liability)	(52)	(77)
Temporary differences
Deferred income tax assets and liabilities
Deferred tax asset (liability)	$ 494	$ 448